Intangibles - Additional Information (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Disclosure [Line Items]
Trade names	$ 599,500		$ 599,500		$ 603,400
Intangible assets, amortization expense	$ 9,862	$ 8,645	$ 30,113	$ 27,039	$ 36,516	$ 22,698	$ 21,663
Patents
Intangible Assets Disclosure [Line Items]
Intangible assets, weighted average useful life (years)			10 years		10 years
Customer Relationships
Intangible Assets Disclosure [Line Items]
Intangible assets, weighted average useful life (years)			16 years		17 years
Other Intangibles
Intangible Assets Disclosure [Line Items]
Intangible assets, weighted average useful life (years)			14 years